SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Balances with related parties (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Oct. 26, 2017	Apr. 28, 2015	Aug. 24, 2012	Dec. 31, 2020	Dec. 31, 2019
Balances with related parties
Trade and notes receivables, before provision for impairment				¥ 1,559,721	¥ 1,848,410
Provision for impairment of receivables				(74,668)	(17,815)
Trade and notes receivables				1,485,053	1,830,595
Provision for impairment of other current assets				(422,089)	(30,509)
Other current assets				1,696,979	1,942,544
Trade and notes payables				1,011,313	873,290
Other payables and accrued liabilities				2,227,165	1,981,405
Contract Liabilities				32,167	85,443
Subsidiaries of Chinalco
Balances with related parties
Cash and cash equivalents				3,561,997	3,285,093
Interest-bearing loans and borrowings				8,887,422	9,857,187
Chinalco and its subsidiaries
Balances with related parties
Trade and notes receivables, before provision for impairment				760,138	1,054,168
Other current assets, before provision for impairment				268,321	421,805
Trade and notes payables				437,732	334,840
Other payables and accrued liabilities				2,193,782	1,810,514
Contract Liabilities				17,460	29,210
Associates of Chinalco
Balances with related parties
Trade and notes receivables, before provision for impairment				56,107	6,034
Trade and notes payables				1,511	917
Other payables and accrued liabilities				1,019	17,056
Contract Liabilities				13,453
Joint ventures
Balances with related parties
Trade and notes receivables, before provision for impairment				743,369	788,183
Other current assets, before provision for impairment				1,416,094	1,503,505
Trade and notes payables				561,508	527,744
Other payables and accrued liabilities				3,940	73,823
Contract Liabilities				519	56,010
Associates
Balances with related parties
Trade and notes receivables, before provision for impairment				107	25
Other current assets, before provision for impairment				433,453	47,743
Other non-current assets				111,845	111,845
Trade and notes payables				10,562	9,789
Other payables and accrued liabilities				28,424	80,012
Contract Liabilities				79	223
Non-controlling shareholder of a subsidiary and its subsidiaries
Balances with related parties
Other current assets, before provision for impairment				1,200
Contract Liabilities				656
Chinalco Finance
Balances with related parties
Renewal term of financial service agreement	3 years	3 years	3 years
Other state-owned enterprises
Balances with related parties
Long-term loans and borrowings payable				31,245,000	42,553,000
Short-term loans and borrowings payable				¥ 18,543,000	¥ 29,781,000